Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases	Leases
We have operating leases primarily for real estate. The leases generally have terms which range from one to 20 years, some include options to extend or renew, and some include options to early terminate the leases. As of December 31,
2024 and 2023, options to early terminate have not been recognized as part of the right-of-use assets and lease liabilities.
Operating leases can contain variable lease charges based on an index like consumer prices or rates. During the years ended December 31, 2024 and 2023, amounts recorded as variable lease payments not included in the operating lease liability were not material.
When the interest rate implicit in each lease is not readily determinable, we apply our incremental borrowing rate in determining the present value of lease payments. All operating lease expense is recognized on a straight-line basis over the lease term. For the years ended December 31, 2024 and 2023, we recognized $30.6 million and $28.6 million in total lease costs, respectively.
Supplemental balance sheet and other information related to operating leases as of December 31, 2024 and 2023 are as follows:

(in thousands, except lease term and discount rate)	Location in consolidated balance sheet	2024	2023

Operating lease right-of-use assets	Other long-term assets	$116,238	$105,240

Current operating lease liabilities	Accrued and other current liabilities	$24,335	$22,268
Long-term operating lease liabilities	Other long-term liabilities	$96,658	$79,063

Weighted average remaining lease term		7.38 years	6.80 years
Weighted average discount rate		3.31%	2.85%
Supplemental cash flow information related to operating leases for the years ended December 31, 2024 and 2023 is as follows:

(in thousands)	2024	2023

Cash paid for operating leases included in cash flows from operating activities	$27,306	$29,300
Operating lease right-of-use assets obtained in exchange for lease obligations	$44,219	$30,911
Future operating lease payments as of December 31, 2024 are as follows:

Years ending December 31, (in thousands)

2025	$27,056
2026	23,052
2027	19,156
2028	14,535
2029	9,216
Thereafter	42,327
Total lease payments	135,342
Less: Imputed interest	(14,349)
Total	$120,993
As of December 31, 2024, we had entered into an operating lease agreement for a research and development and manufacturing facility that commences in 2025. The lease involves future undiscounted lease payments totaling $31.4 million over 21 years.
We had not entered into any material finance leases as of December 31, 2024 and 2023.